UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23090

Oppenheimer Small Cap Value Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 7/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value

Common Stocks—96.7%
Consumer Discretionary—12.0%
Auto Components—0.7%
Cooper-Standard Holdings, Inc.[1]	2,460	$331,608

Automobiles—0.8%
Winnebago Industries, Inc.	8,468	337,873

Diversified Consumer Services—1.2%
K12, Inc.[1]	33,326	545,213

Hotels, Restaurants & Leisure—2.0%
Extended Stay America, Inc.	26,284	559,586

Stars Group, Inc. (The)[1]	10,017	343,583

		903,169

Household Durables—1.0%
Helen of Troy Ltd.[1]	1,946	222,914

MDC Holdings, Inc.	7,659	222,418

		445,332

Leisure Products—1.1%
Johnson Outdoors,
Inc., Cl. A	5,897	478,070

Media—1.8%
Gray Television, Inc.[1]	50,490	780,070

Specialty Retail—2.2%
Asbury Automotive
Group, Inc.[1]	7,429	522,259

DSW, Inc., Cl. A	16,314	447,656

		969,915

Textiles, Apparel & Luxury Goods—1.2%
Deckers Outdoor
Corp.[1]	1,490	168,117

Movado Group, Inc.	7,075	352,335

		520,452

Consumer Staples—2.3%

Food Products—1.7%
B&G Foods, Inc.	9,289	291,674

Nomad Foods Ltd.[1]	23,936	454,784

		746,458

Tobacco—0.6%
Turning Point Brands, Inc.	8,113	271,461

	Shares	Value

Energy—9.7%

Energy Equipment & Services—2.6%
Superior Energy Services, Inc.[1]	39,724	$390,884

Weatherford International plc[1]	226,596	768,161

		1,159,045

Oil, Gas & Consumable Fuels—7.1%
Callon Petroleum Co.[1]	41,181	443,107

Delek US Holdings, Inc.	7,924	422,508

Denbury Resources, Inc.[1]	70,230	316,737

Ship Finance International Ltd.	37,748	549,233

SM Energy Co.	20,907	575,152

SRC Energy, Inc.[1]	53,556	606,254

WildHorse Resource Development Corp.[1]	9,977	218,796

		3,131,787

Financials—34.7%

Capital Markets—3.6%
Ares Management LP	24,927	532,191

Legg Mason, Inc.	13,032	444,782

Moelis & Co., Cl. A	9,628	612,341

		1,589,314

Commercial Banks—14.1%
BancorpSouth Bank	17,955	590,720

Chemical Financial Corp.	11,754	667,627

Fidelity Southern Corp.	24,328	582,169

First Business Financial Services, Inc.	17,583	417,772

Great Western Bancorp, Inc.	14,885	622,937

IBERIABANK Corp.	6,712	557,767

Live Oak Bancshares, Inc.	20,188	574,349

Midland States Bancorp, Inc.	8,155	274,660

Opus Bank	23,895	676,229

TCF Financial Corp.	26,467	664,586

Umpqua Holdings Corp.	29,767	634,037

		6,262,853

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Consumer Finance—1.6%
Navient Corp.	53,449	$706,061

Insurance—1.1%
Hanover Insurance Group, Inc. (The)	3,859	483,996

Real Estate Investment Trusts (REITs)—8.6%
Corporate Office Properties Trust	9,881	293,861

DiamondRock Hospitality Co.	45,199	538,772

Granite Point Mortgage Trust, Inc.	25,547	485,393

Invesco Mortgage Capital, Inc.	30,241	501,698

National Storage Affiliates Trust	25,311	729,716

QTS Realty Trust, Inc., Cl. A	6,120	261,630

Sabra Health Care REIT, Inc.	22,649	489,445

Uniti Group, Inc.	29,296	517,954

		3,818,469

Real Estate Management & Development—2.0%
Marcus & Millichap, Inc.[1]	22,766	915,421

Thrifts & Mortgage Finance—3.7%
Federal Agricultural Mortgage Corp., Cl. C	6,698	631,554

Radian Group, Inc.	35,250	675,038

Walker & Dunlop, Inc.	6,184	366,464

		1,673,056

Health Care—4.1%

Health Care Equipment & Supplies—0.9%
Avanos Medical, Inc.[1]	7,572	417,974

Health Care Providers & Services—2.0%
Magellan Health, Inc.[1]	2,698	196,280

Select Medical Holdings Corp.[1]	33,404	694,803

		891,083

Pharmaceuticals—1.2%
Indivior plc[1]	55,889	224,199

Medicines Co. (The)[1]	7,745	307,709

		531,908

	Shares	Value

Industrials—16.3%

Aerospace & Defense—1.8%
Aerojet Rocketdyne Holdings, Inc.[1]	7,783	$262,287

Engility Holdings, Inc.[1]	15,483	535,712

		797,999

Building Products—2.0%
NCI Building Systems, Inc.[1]	20,490	326,815

Universal Forest Products, Inc.	14,608	538,159

		864,974

Commercial Services & Supplies—1.1%
VSE Corp.	11,261	485,349

Construction & Engineering—1.0%
Tutor Perini Corp.[1]	24,145	446,683

Machinery—5.5%
Federal Signal Corp.	15,043	357,271

Gates Industrial Corp. plc[1]	11,480	178,744

Greenbrier Cos., Inc. (The)	5,675	321,489

ITT, Inc.	9,778	554,119

Kennametal, Inc.	3,657	142,477

Milacron Holdings Corp.[1]	23,757	495,334

Wabash National Corp.	20,528	406,454

		2,455,888

Professional Services—2.0%
ICF International, Inc.	9,255	681,631

Navigant Consulting, Inc.[1]	10,215	222,278

		903,909

Road & Rail—2.1%
ArcBest Corp.	11,868	552,455

Werner Enterprises, Inc.	10,552	393,062

		945,517

Trading Companies & Distributors—0.8%
H&E Equipment Services, Inc.	9,757	358,960

2        OPPENHEIMER SMALL CAP VALUE FUND

	Shares	Value

Information Technology—7.9%

Communications Equipment—1.1%
NetScout Systems, Inc.[1]	18,046	$483,633

Electronic Equipment, Instruments, & Components—1.7%
Belden, Inc.	4,745	307,239

Hollysys Automation Technologies Ltd.	18,812	436,438

		743,677

IT Services—2.8%
Cass Information Systems, Inc.	7,643	514,756

Science Applications International Corp.	2,785	234,971

Travelport Worldwide Ltd.	26,278	496,654

		1,246,381

Semiconductors & Semiconductor Equipment—2.3%
Aquantia Corp.[1]	27,122	346,077

Silicon Motion Technology Corp., ADR	9,172	489,509

Tower Semiconductor Ltd.[1]	9,622	198,694

		1,034,280

Materials—5.9%

Chemicals—2.3%
AdvanSix, Inc.[1]	12,564	508,465

Orion Engineered Carbons SA	16,458	539,822

		1,048,287

Containers & Packaging—0.6%
Owens-Illinois, Inc.[1]	13,404	250,387

Metals & Mining—3.0%
Carpenter Technology Corp.	7,316	400,698

	Shares	Value

Metals & Mining (Continued)

Commercial Metals Co.	19,583	$437,484

Schnitzer Steel Industries, Inc., Cl. A	14,479	477,083

		1,315,265

Telecommunication Services—0.4%

Diversified Telecommunication Services—0.4%
Vonage Holdings Corp.[1]	13,180	168,836

Utilities—3.4%

Electric Utilities—1.9%
ALLETE, Inc.	6,098	472,778

Portland General Electric Co.	8,048	365,057

		837,835

Multi-Utilities—1.5%
NorthWestern Corp.	11,550	685,262

Total Common Stocks (Cost $39,344,787)		42,983,710

Investment Companies—2.7%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87%[2,3]	797,838	797,838

SPDR S&P Biotech Exchange Traded Fund	4,274	407,269

Total Investment Companies
(Cost $1,217,507)		1,205,107

Total Investments, at Value (Cost $40,562,294)	99.4%	44,188,817

Net Other Assets (Liabilities)	0.6	279,600

Net Assets	100.0%	$44,468,417

Footnotes to Statement of Investments

1. Non-income producing security.

3        OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (continued)

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares April 30, 2018	Gross Additions	Gross Reductions	Shares July 31, 2018

Investment Company Oppenheimer Institutional Government Money Market Fund, Cl. E	595,998	14,475,506	14,273,666	797,838

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Investment Company Oppenheimer Institutional Government Money Market Fund, Cl. E	$797,838	$4,710	$—	$—

3. Rate shown is the 7-day yield at period end.

4        OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Small Cap Value Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

5        OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly

6        OPPENHEIMER SMALL CAP VALUE FUND

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$5,311,702	$—	$—	$5,311,702
Consumer Staples	1,017,919	—	—	1,017,919
Energy	4,290,832	—	—	4,290,832
Financials	15,449,170	—	—	15,449,170
Health Care	1,616,766	224,199	—	1,840,965
Industrials	7,259,279	—	—	7,259,279
Information Technology	3,507,971	—	—	3,507,971
Materials	2,613,939	—	—	2,613,939
Telecommunication Services	168,836	—	—	168,836
Utilities	1,523,097	—	—	1,523,097
Investment Companies	1,205,107	—	—	1,205,107

Total Assets	$43,964,618	$224,199	$—	$44,188,817

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

    For the reporting period, there were no transfers between levels.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

7        OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued

8        OPPENHEIMER SMALL CAP VALUE FUND

5. Market Risk Factors (Continued)

fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

9        OPPENHEIMER SMALL CAP VALUE FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small Cap Value Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/21/2018